Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues		$ 628,591	$ 679,777
Cost of revenues		(157,763)	(121,627)
Gross profit		470,828	558,150
Operating expenses
Selling and marketing		(268,135)	(294,856)
General and administrative		(424,899)	(162,056)
Research and development		(84,474)	(73,717)
Total operating expenses		(777,508)	(530,629)
Income (loss) from operations		(306,680)	27,521
Other Income, net
Government subsidy		48,168	47,008
Other income (expense), net		(1,996)	(3,502)
Total Other income, net		46,172	43,506
Income (loss) before income taxes		(260,508)	71,027
Income tax benefit		19,291	12,953
Net income (loss)		(241,217)	83,980
Foreign currency translation adjustments, net of nil tax		(9,961)	(83,556)
Total comprehensive income (loss)		$ (251,178)	$ 424
Weighted average number of ordinary shares used in per share calculation: (in Shares)	[1]	12,000,000	12,000,000
Net income (loss) per ordinary share – Basic (in Dollars per share)		$ (0.02)	$ 0.007

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.